Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	LKCM Funds
Central Index Key	0000918942
Amendment Flag	false
Document Creation Date	Apr. 29, 2013
Document Effective Date	May 01, 2013
Prospectus Date	May 01, 2013
LKCM Balanced Fund | LKCM Balanced Fund
Risk/Return:
Trading Symbol	LKBAX
LKCM Fixed Income Fund | LKCM Fixed Income Fund
Risk/Return:
Trading Symbol	LKFIX
LKCM Aquinas Small Cap Fund | LKCM Aquinas Small Cap Fund
Risk/Return:
Trading Symbol	AQBLX
LKCM Aquinas Value Fund | LKCM Aquinas Value Fund
Risk/Return:
Trading Symbol	AQEIX
LKCM Aquinas Growth Fund | LKCM Aquinas Growth Fund
Risk/Return:
Trading Symbol	AQEGX
Institutional Class Prospectus | LKCM Small Cap Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	LKSCX
Institutional Class Prospectus | LKCM Small-Mid Cap Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	LKSMX
Institutional Class Prospectus | LKCM Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	LKEQX
Adviser Class Prospectus | LKCM Small Cap Equity Fund | Adviser Class
Risk/Return:
Trading Symbol	LKSAX
Adviser Class Prospectus | LKCM Small-Mid Cap Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	LKSMX
Adviser Class Prospectus | LKCM Small-Mid Cap Equity Fund | Adviser Class
Risk/Return:
Trading Symbol	LKSDX
Adviser Class Prospectus | LKCM Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	LKEQX
Adviser Class Prospectus | LKCM Equity Fund | Adviser Class
Risk/Return:
Trading Symbol	LKEAX